UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

Issuer:	Microchip Technology Inc.
Ticker:	MCHP
Cusip:	595017104
Meeting Type: Annual
Meeting Date: 08/20/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.1	Elect Director Steve Sanghi	Issuer	Yes	For	For
1.2	Elect Director Matthew W. Chapman	Issuer	Yes	For	For
1.3	Elect Director L.B. Day	Issuer	Yes	For	For
1.4	Elect Director Esther L. Johnson	Issuer	Yes	For	For
1.5	Elect Director Wade F. Meyercord	Issuer	Yes	For	For
2.0	Proposal to approve a French sub-plan under our	Issuer	Yes	For	For
2004 Equity Incentive Plan
3.0	Ratify Ernst & Young LLP as Auditors for fiscal year	Issuer	Yes	For	For
ending March 31, 2020.
4.0	Proposal to approve, on an advisory (non-binding)	Issuer	Yes	Against	Against
basis, the compensation of our named executive.
5.0	Stockholder proposal requesting Board to report on	Shareholder	Yes	Against	For
processes for identifying and analyzing human rights
risks to workers in our operations and supply chain.

Issuer:	Apple Inc.
Ticker:	AAPL
Cusip:	037833100
Meeting Type: Annual
Meeting Date: 02/26/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director James Bell	Issuer	Yes	For	For
1b.	Elect Director Tim Cook	Issuer	Yes	For	For
1c.	Elect Director Al Gore	Issuer	Yes	For	For
1d.	Elect Director Andrea Jung	Issuer	Yes	For	For
1e.	Elect Director Art Levinson	Issuer	Yes	For	For
1f.	Elect Director Ron Sugar	Issuer	Yes	For	For
Page 1
1g.	Elect Director Sue Wagner	Issuer	Yes	For	For
2.0	Ratify Ernst & Young LLP as Auditors for 2020	Issuer	Yes	For	For
3.0	Approve advisory vote on Executive	Issuer	Yes	Against	Against
Compensation
4.0	Proposal entitled "Shareholder Proxy Acess	Shareholder	Yes	Against	For
Amendments"
5.0	Proposal relating to sustainability and executive	Shareholder	Yes	Against	For
compensation.
6.0	Proposal relating to policies on freedom of	Shareholder	Yes	Against	For
epression.

Issuer:	Sherwin-Williams Company
Ticker:	SHW
Cusip:	824348106
Meeting Type: Annual
Meeting Date: 04/22/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director K.B. Anderson	Issuer	Yes	For	For
1b.	Elect Director A.F. Anton	Issuer	Yes	For	For
1c.	Elect Director J.M. Fettig	Issuer	Yes	For	For
1d.	Elect Director R.J. Kramer	Issuer	Yes	For	For
1e.	Elect Director S.J. Kropf	Issuer	Yes	For	For
1f.	Elect Director J.G. Morikis	Issuer	Yes	For	For
1g.	Elect Director C.A. Poon	Issuer	Yes	For	For
1h.	Elect Director M.H. Thaman	Issuer	Yes	For	For
1i.	Elect Director M. Thornton III	Issuer	Yes	For	For
1j.	Elect Director S.H. Wunning	Issuer	Yes	For	For
2.0	Advisory approval of the compensation of the	Issuer	Yes	Against	Against
named executives.
3.0	Ratification of Ernst & Young LLP as independent	Issuer	Yes	For	For
registered public accounting firm for 2020.

Page 2

Issuer:	Lockheed Martin Corporation
Ticker:	LMT
Cusip:	539830109
Meeting Type: Annual
Meeting Date: 04/23/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Daniel F. Akerson	Issuer	Yes	For	For
1b.	Elect Director David B. Burritt	Issuer	Yes	For	For
1c.	Elect Director Bruce A. Carson	Issuer	Yes	For	For
1d.	Elect Director Joseph F. Dunford, Jr.	Issuer	Yes	For	For
1e.	Elect Director James O. Ellis, Jr.	Issuer	Yes	For	For
1f.	Elect Director Thomas J. Falk	Issuer	Yes	For	For
1g.	Elect Director Ilene S. Gordon	Issuer	Yes	For	For
1h.	Elect Director Marillyn A. Hewson	Issuer	Yes	For	For
1i.	Elect Director Vicki A. Hollub	Issuer	Yes	For	For
1j.	Elect Director Jeh C. Johnson	Issuer	Yes	For	For
1k.	Elect Director Debra L. Reed-Klages	Issuer	Yes	For	For
1l.	Elect Director James D. Taiclet, Jr.	Issuer	Yes	For	For
2.0	Ratification of Ernst & Young LLP as independent	Issuer	Yes	For	For
registered public accounting firm for 2020.
3.0	Advisory Vote to Approve the compensation of our	Issuer	Yes	Against	Against
Named Executive Officers (Say-on-Pay).
4.0	Mangagement Proposal to Approve the Lockheed	Issuer	Yes	Against	Against
Martin Corporation 2020 Incentive Performance
Award Plan.
5.0	Stockholder Proposal to Adopt Stockholder Action	Shareholder	Yes	Against	For
By Written Consent.

Issuer:	Rollins, Inc.
Ticker:	ROL
Cusip:	775711104
Meeting Type: Annual
Meeting Date: 04/28/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director R. Randall Rollins	Issuer	Yes	For	For
1.02	Elect Director Henry B. Tippie	Issuer	Yes	For	For
1.03	Elect Director James B. Williams	Issuer	Yes	For	For
2.00	Ratify Grant ThorntonLLP as independent registered	Issuer	Yes	For	For
public accounting firm of the Company for 2020
3.00	To hold a nonbinding vote to approve executive	Issuer	Yes	Against	Against
compensation as disclosed in these materials.

Issuer:	Pool Corporation
Ticker:	POOL
Cusip:	73278L105
Meeting Type: Annual
Meeting Date: 04/29/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Direector Peter D. Arvan	Issuer	Yes	For	For
1b.	Elect Director Andrew W. Code	Issuer	Yes	For	For
1c.	Elect Director Timothy M. Graven	Issuer	Yes	For	For
1d.	Elect Director Debra S. Oler	Issuer	Yes	For	For
1e.	Elect Director Manuel J. Perez de la Mesa	Issuer	Yes	For	For
1f.	Elect Director Harlan F. Seymour	Issuer	Yes	For	For
1g.	Elect Director Robert C. Sledd	Issuer	Yes	For	For
1h.	Elect Director John E. Stokely	Issuer	Yes	For	For
1i.	Elect Director David G. Whalen	Issuer	Yes	For	For
2.0	Ratification of the retention of Ernst & Young LLP,	Issuer	Yes	For	For
certified public accountants, as our independent
registered public accounting firm for the 2020
fiscal year.
3.0	Say-on-pay vote: Advisory vote to approve the	Issuer	Yes	Against	Against
compensation of our named executive officers as
disclosed in the proxy statement.

Page 3

Issuer:	Stryker Corporation
Ticker:	SYK
Cusip:	863667101
Meeting Type: Annual
Meeting Date: 05/05/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Mary K. Brainerd	Issuer	Yes	For	For
1b.	Elect Director Srikant M. Datar, Ph.D.	Issuer	Yes	For	For
1c.	Elect Director Roch Doliveux, DVM	Issuer	Yes	For	For
1d.	Elect Director Allan C. Golston (Lead Independent Dir.)	Issuer	Yes	For	For
1e.	Elect Director Kevin A. Lobo (Chairman)	Issuer	Yes	For	For
1f.	Elect Director Sherilyn S. McCoy	Issuer	Yes	For	For
1g.	Elect Director Andrew K. Silvernail	Issuer	Yes	For	For
1h.	Elect Director Lisa M. Skeete Tatum	Issuer	Yes	For	For
1i.	Elect Director Ronda E. Stryker	Issuer	Yes	For	For
1j.	Elect Director Rajeev Suri	Issuer	Yes	For	For
2.0	Ratification of Ernst & Young LLP as independent	Issuer	Yes	For	For
registered public accounting firm for 2020.
3.0	Advisory vote to approve named executive	Issuer	Yes	Against	Against
officer compensation.
4.0	Non-management employee representation on the	Shareholder	Yes	Against	For
Board of Directors.

Issuer:	Edwards Lifesciences Corporation
Ticker:	EW
Cusip:	28176E108
Meeting Type: Annual
Meeting Date: 05/07/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Michael A. Mussallem	Issuer	Yes	For	For
1b.	Elect Director Kieran T. Gallahue	Issuer	Yes	For	For
1c.	Elect Director Leslie S. Heisz	Issuer	Yes	For	For
Page 4
1d.	Elect Director William J. Link, Ph. D.	Issuer	Yes	For	For
1e.	Elect Director Steven R. Loranger	Issuer	Yes	For	For
1f.	Elect Director Martha H. Marsh	Issuer	Yes	For	For
1g.	Elect Director Ramona Sequeira	Issuer	Yes	For	For
1h.	Elect Director Nicholas J. Valeriani	Issuer	Yes	For	For
2.0	Advisory vote to approve compensation of named	Issuer	Yes	Against	Against
executive officers.
3.0	Approval of the 2020 Nonemployee Directors Stock	Issuer	Yes	Against	Against
Incentive Program.
4.0	Approval of Amendment of the Certificate of	Issuer	Yes	Against	Against
Incorporation to increase the number of authorized
shares of common stock for the purpose of effecting
a Three-for One Stock Split.
5.0	Ratification of appointment of Independent	Issuer	Yes	For	For
registered public accounting firm.
6.0	Advisory vote on a Stockholder proposal regarding	Shareholder	Yes	Against	For
action by Written Consent.

Issuer:	Arthur J. Gallapher & Co.
Ticker:	AJG
Cusip:	363576109
Meeting Type: Annual
Meeting Date: 05/12/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Sherry S. Barrat	Issuer	Yes	For	For
1b.	Elect Director William L. Bax	Issuer	Yes	For	For
1c.	Elect Director D. John Coldman	Issuer	Yes	For	For
1d.	Elect Director Frank E. English, Jr.	Issuer	Yes	For	For
1e.	Elect Director J. Patrick Gallagher, Jr.	Issuer	Yes	For	For
1f.	Elect Director David S. Johnson	Issuer	Yes	For	For
1g.	Elect Director Kay W. McCurdy	Issuer	Yes	For	For
1h.	Elect Director Christopher C. Miskel	Issuer	Yes	For	For
1i.	Elect Director Ralph J. Nicoletti	Issuer	Yes	For	For
Page 5
1j.	Elect Director Norman L. Rosenthal	Issuer	Yes	For	For
2	Ratify Ernst & Young LLP as Auditors for 2020.	Issuer	Yes	For	For
3	Approval, on an Advisory Basis, of the Compensation	Issuer	Yes	Against	Against
of our Named Executive Officers.
4	Stockholder Proposal: Diversity Search Policy.	Shareholder	Yes	Against	For

Issuer:	S&P Global Inc.
Ticker:	SPGI
Cusip:	78409V104
Meeting Type: Annual
Meeting Date: 05/13/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Marco Alvera	Issuer	Yes	For	For
1b.	Elect Director William J. Amelio	Issuer	Yes	For	For
1c.	Elect Director William D. Green	Issuer	Yes	For	For
1d.	Elect Director Charles E. Haldeman, Jr.	Issuer	Yes	For	For
1e.	Elect Director Stephanie C. Hill	Issuer	Yes	For	For
1f.	Elect Director Rebecca Jacoby	Issuer	Yes	For	For
1g.	Elect Director Monique F. Leroux	Issuer	Yes	For	For
1h.	Elect Director Maria R. Morris	Issuer	Yes	For	For
1i.	Elect Director Douglas L. Peterson	Issuer	Yes	For	For
1j.	Elect Director Edward B. Rust, Jr.	Issuer	Yes	For	For
1k.	Elect Director Kurt L. Schmoke	Issuer	Yes	For	For
1l.	Elect Director Richard E. Thornburgh	Issuer	Yes	For	For
2	Approve, on an advisory Basis, the executive	Issuer	Yes	Against	Against
compensation program for the Company's named
executive officers.
3	Approve an amendment to the Company's	Issuer	Yes	For	For
Certificate of Incorporation to permit removal of a
Director with or without cause.
4	Ratify Ernst & Young LLP as Auditors for 2020.	Issuer	Yes	For	For

Page 6
Issuer:	Zebra Technologies Corporation
Ticker:	ZBRA
Cusip:	989207105
Meeting Type: Annual
Meeting Date: 05/14/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director Anders Gustafsson	Issuer	Yes	For	For
1.02	Elect Director Janice M. Roberts	Issuer	Yes	For	For
1.03	Elect Director Linda M. Connly	Issuer	Yes	For	For
2.0	Proposal to approve, by non-binding vote,	Issuer	Yes	Against	Against
compensation of named executive officers.
3.0	Proposal to approve our 2020 Employee Stock	Issuer	Yes	For	For
Purchase Plan.
4.0	Ratify the appointment of Ernst & Young LLP as our	Issuer	Yes	For	For
Independent auditors for 2020.

Issuer:	ORLY
Ticker:	O'Reilly Automotive, Inc.
Cusip:	67103H107
Meeting Type: Annual
Meeting Date: 05/14/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director David O'Reilly	Issuer	Yes	For	For
1b.	Elect Director Larry O'Reilly	Issuer	Yes	For	For
1c.	Elect Director Greg Henslee	Issuer	Yes	For	For
1d.	Elect Director Jay D. Burchfield	Issuer	Yes	For	For
1e.	Elect Director Thomas T. Hendrickson	Issuer	Yes	For	For
1f.	Elect Director John R. Murphy	Issuer	Yes	For	For
1g.	Elect Director Dana M. Perlman	Issuer	Yes	For	For
1h.	Elect Director Maria A. Sastre	Issuer	Yes	For	For
1i.	Elect Director Andrea M. Weiss	Issuer	Yes	For	For
2.0	Advisory vote to approve executive compensation.	Issuer	Yes	Against	Against
3.0	Ratification of appointment of Ernst & Young LLP, as	Issuer	Yes	For	For
	independent auditors for the fiscal year 12/31/2020.				Page 7
4.0	To approve a proposal to amend the Articles of	Issuer	Yes	For	For
Incorporation to reduce stock ownership required
for shareholders to call a special meeting.
5.0	To approve a proposal to amend the Articles of	Issuer	Yes	For	For
Incorporation to delete unnecessary and outdated
language related to classification of Board and to
reflect other non-substantive revisions.
6.0	Shareholder proposal relating to material human	Shareholder	Yes	Against	For
capital risks and opportunities.
7.0	Shareholder proposal entitled "Independent Board	Shareholder	Yes	Against	For
Chairman."

Issuer:	Intercontinental Exchange. Inc.
Ticker:	ICE
Cusip:	45866F104
Meeting Type: Annual
Meeting Date: 05/15/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Hon. Sharon Y. Bowen	Issuer	Yes	For	For
1b.	Elect Director Charles R. Crisp	Issuer	Yes	For	For
1c.	Elect Director Duriya M. Farooqui	Issuer	Yes	For	For
1d.	Elect Director Jean-Marc Forneri	Issuer	Yes	For	For
1e.	Elect Director The Rt Hon the Lord Hague of Richmond	Issuer	Yes	For	For
1f.	Elect Director Hon. Frederick W. Hatfield	Issuer	Yes	For	For
1g.	Elect Director Thomas E. Noonan	Issuer	Yes	For	For
1h.	Elect Director Frederic V. Salerno	Issuer	Yes	For	For
1i.	Elect Director Jeffrey C. Sprecher	Issuer	Yes	For	For
1j.	Elect Director Judith A. Sprieser	Issuer	Yes	For	For
1k.	Elect Director Vincent Tese	Issuer	Yes	For	For
2.0	To approve, by non-binding vote, the advisory	Issuer	Yes	Against	Against
resolution on executive compensation for named
executive officers.
3.0	To ratify the appointment of Ernst & Young LLP as our	Issuer	Yes	For	For
	independent registered public accounting firm for the				Page 8
fiscal year December 31, 2020.

Issuer:	Zoetis Inc.
Ticker:	ZTS
Cusip:	98978V103
Meeting Type: Annual
Meeting Date: 05/20/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1A.	Elect Director Gregory Norden	Issuer	Yes	For	For
1B.	Elect Director Louise M. Parent	Issuer	Yes	For	For
1C.	Elect Director Kristen C. Peck	Issuer	Yes	For	For
1D.	Elect Director Robert W. Scully	Issuer	Yes	For	For
2.0	Advisory vote to approve our executive compensation.	Issuer	Yes	Against	Against
3.0	Advisory vote on the frequency of future advisory	Issuer	Yes	I year	For
votes on executive cpmpensation (Say on Pay frequency).
4.0	Ratifcation of appointment of KPMG LLP as our inde-	Issuer	Yes	For	For
pendent registered public accounting firm for 2020.

Issuer:	Home Depot, Inc.
Ticker:	HD
Cusip:	437076102
Meeting Type: Annual
Meeting Date: 05/21/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Gerard J. Arpey	Issuer	Yes	For	For
1b.	Elect Director Ari Bousbib	Issuer	Yes	For	For
1c.	Elect Director Jeffrey M. Boyd	Issuer	Yes	For	For
1d.	Elect Director Gregory D. Brenneman	Issuer	Yes	For	For
1e.	Elect Director J. Frank Brown	Issuer	Yes	For	For
1f.	Elect Director Albert P. Carey	Issuer	Yes	For	For
1g.	Elect Director Helena B. Foulkes	Issuer	Yes	For	For
1h.	Elect Director Linda R. Gooden	Issuer	Yes	For	For
1i.	Elect Director Wayne M. Hewett	Issuer	Yes	For	For

1j.	Elect Director Manuel Kadre	Issuer	Yes	For	For
1k.	Elect Director Stephanie C. Linnartz	Issuer	Yes	For	For
1l.	Elect Director Craig A. Menear	Issuer	Yes	For	For
2.0	Ratification of the appointment of KPMG LLP.	Issuer	Yes	For	For
3.0	Advisory Vote to Approve Executive Compensation.	Issuer	Yes	Against	Against
4.0	Shareholder Proposal Regarding Amendment of	Shareholder	Yes	Against	For
Shareholder Written Consent Right
5.0	Shareholder Proposal Regarding EEO-1 Disclosure.	Shareholder	Yes	Against	For
6.0	Shareholder Proposal Regarding Executive Ownership	Shareholder	Yes	Against	For
Guidelines
7.0	Shareholder Proposal Regarding Electioneering	Shareholder	Yes	Against	For
Contributions Congruency Analysis

Issuer:	Union Pacific Corporation
Ticker:	UNP
Cusip:	907818108
Meeting Type: Annual
Meeting Date: 05/14/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Andrew H. Card Jr.	Issuer	Yes	For	For
1b.	Elect Director William J. Delaney	Issuer	Yes	For	For
1c.	Elect Director David B. Dillion	Issuer	Yes	For	For
1d.	Elect Director Lance M. Fritz	Issuer	Yes	For	For
1e.	Elect Director Deborah C. Hopkins	Issuer	Yes	For	For
1f.	Elect Director Jane H. Lute	Issuer	Yes	For	For
1g.	Elect Director Michael R. McCarthy	Issuer	Yes	For	For
1h.	Elect Director Thomas F. McLarty III	Issuer	Yes	For	For
1i.	Elect Director Bhavesh V. Patel	Issuer	Yes	For	For
1j.	Elect Director Jose H. Villarreal	Issuer	Yes	For	For
1k.	Elect Director Christopher J. Williams	Issuer	Yes	For	For
2.0	Ratification of the appointment of Deloitte & Touche	Issuer	Yes	For	For
LLP as the independent registered public accounting
firm of the Company in 2020.
Page 9
3.0	An advisory vote to approve executive compensation.	Issuer	Yes	Against	Against
4.0	Shareholder proposal regarding Independent Chairman	Shareholder	Yes	Against	For
if properly presented at the annual meeting.
5.0	Shareholder proposal regarding Climate Assessment	Shareholder	Yes	Against	For
Report if properly presented at the Annual Meeting.

Issuer:	Fiserv. Inc.
Ticker:	FISV
Cusip:	337738108
Meeting Type: Annual
Meeting Date: 05/14/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director Frank Bisignano	Issuer	Yes	For	For
1.02	Elect Director Alison Davis	Issuer	Yes	For	For
1.03	Elect Director Henrique de Castro	Issuer	Yes	For	For
1.04	Elect Director Harry F. DiSimone	Issuer	Yes	For	For
1.05	Elect Director Dennis F. Lynch	Issuer	Yes	For	For
1.06	Elect Director Heidi G. Miller	Issuer	Yes	For	For
1.07	Elect Director Scott C. Nuttall	Issuer	Yes	For	For
1.08	Elect Director Denis J. O'Leary	Issuer	Yes	For	For
1.09	Elect Director Doyle R. Simons	Issuer	Yes	For	For
1.10	Elect Director Jeffrey W. Yabuki	Issuer	Yes	For	For
2.00	To approve, on an advisory basis, the compensation	Issuer	Yes	Against	Against
of the named executive officers of Fiserv, Inc.
3.00	To ratify the appointment of Deloitte & Touche LLP	Issuer	Yes	For	For
as the independent registered public accounting firm
of Fiserv, Inc. for 2020.
4.00	A shareholder proposal requesting the company	Shareholder	Yes	Against	For
provide political spending disclosure.

Issuer:	CDW Corporation
Ticker:	CDW
Cusip:	12514G108
Page 10
Meeting Type: Annual
Meeting Date: 05/21/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Direector Steven W. Alesio	Issuer	Yes	For	For
1b.	Elect Director Barry K. Allen	Issuer	Yes	For	For
1c.	Elect Director Lynda M. Clarizio	Issuer	Yes	For	For
1d.	Elect Director Christine A. Leahy	Issuer	Yes	For	For
1e.	Elect Director David W. Nelms	Issuer	Yes	For	For
1f.	Elect Director Joseph R. Swedish	Issuer	Yes	For	For
1g.	Elect Director Donna F. Zarcone	Issuer	Yes	For	For
2.0	To approve, on an advisory basis, named executive	Issuer	Yes	Against	Against
officer compensation.
3.0	To ratify the selection of Ernst & Young LLP as the	Issuer	Yes	For	For
Company's independent registered public accounting
firm for the year ending December 31, 2020.

Issuer:	Amazon.com Inc.
Ticker:	AMZN
Cusip:	023135106
Meeting Type: Annual
Meeting Date: 05/27/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Jeffrey P. Bezos	Issuer	Yes	For	For
1b.	Elect Director Rosalind G. Brewer	Issuer	Yes	For	For
1c.	Elect Director Jamie S. Gorelick	Issuer	Yes	For	For
1d.	Elect Director Daniel P. Huttenlocher	Issuer	Yes	For	For
1e.	Elect Director Judith A. McGrath	Issuer	Yes	For	For
1f.	Elect Director Julius Indra K. Nooyi	Issuer	Yes	For	For
1g.	Elect Director Jonathan J. Rubinstein	Issuer	Yes	For	For
1h.	Elect Director Thomas O. Ryder	Issuer	Yes	For	For
1i.	Elect Director Patricia Q. Stonesifer	Issuer	Yes	For	For
1j.	Elect Director Wendell P. Weeks	Issuer	Yes	For	For

Page 11
2.0	Ratification of the appointment of Ernst & Young LLP	Issuer	Yes	For	For
as independent auditors.
3.0	Advisory vote to approvel executive compensation.	Issuer	Yes	Against	Against
4.0	Approval of amendment to Restated Certificate of	Issuer	Yes	For	For
Incorporation to lower stock ownership threshold for
shareholders to request a special meeting
5.0	Shareholders proposal requesting a report on effects	Shareholder	Yes	Against	Against
of food waste.
6.0	Shareholder proposal requesting a report on customer	Shareholder	Yes	Against	Against
use of certain technologies.
7.0	Shareholder proposal requesting a report on potential	Shareholder	Yes	Against	Against
customer misuse of certain technologies.
8.0	Shareholder proposal requesting a report on efforts	Shareholder	Yes	Against	Against
to restrict certain products.
9.0	Shareholder proposal requesting a mandatory	Shareholder	Yes	Against	Against
independence board chair policy.
10.0	Shareholder proposal requesting an alternative report	Shareholder	Yes	Against	Against
on gender/racial pay.
11.0	Shareholder proposal requesting a report on certain	Shareholder	Yes	Against	Against
community impacts.
12.0	Shareholder proposal requesting a report on viewpoint	Shareholder	Yes	Against	Against
discrimination.
13.0	Shareholder proposal requesting a report on	Shareholder	Yes	Against	Against
promotion data.
14.0	Shareholder proposal requesting an additional	Shareholder	Yes	Against	Against
reduction in threshold for calling special shareholder
meeting.
15.0	Shareholder proposal requesting a specific supply	Shareholder	Yes	Against	Against
chain report format.
16.0	Shareholder proposal requesting additional reporting	Shareholder	Yes	Against	Against
on lobbying.

Page 12

Issuer:	Mastercard Incorporated
Ticker:	MA
Cusip:	57636Q104
Meeting Type: Annual
Meeting Date: 06/16/2020		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Richard Haythornthwaite	Issuer	Yes	For	For
1b.	Elect Director Ajay Banga	Issuer	Yes	For	For
1c.	Elect Director Richard K. Davis	Issuer	Yes	For	For
1d.	Elect Director Steven J. Freiberg	Issuer	Yes	For	For
1e.	Elect Director Julius Genachowski	Issuer	Yes	For	For
1f.	Elect Director Choon Phong Goh	Issuer	Yes	For	For
1g.	Elect Director Merit E. Janow	Issuer	Yes	For	For
1h.	Elect Director Oki Matsumoto	Issuer	Yes	For	For
1i.	Elect Director Youngme Moon	Issuer	Yes	For	For
1j.	Elect Director Rima Qureshi	Issuer	Yes	For	For
1k.	Elect Director Jose Octavio Reyes Lagunes	Issuer	Yes	For	For
1l.	Elect Director Gabrielle Sulzberger	Issuer	Yes	For	For
1m.	Elect Director Jackson Tai	Issuer	Yes	For	For
1n.	Elect Director Lance Uggla	Issuer	Yes	For	For
2.0	Advisory approval of Mastercard's executive	Issuer	Yes	Against	Against
compensation.
3.0	Ratification of the appointment of Pricewaterhouse-	Issuer	Yes	For	For
Coopers LLP as the independent registered public
accounting firm for Mastercard for 2020.

Page 13
SIGNATURES

Pursuant to the requirements of the Investment Act of 1940, the Registrant has
duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By: /s/ Peter J. Lencki
Peter J. Lencki
Principal Executive Officer
Principal Financial Officer
Date: July 1, 2020